FORWARD FUNDS

Supplement dated August 10, 2018

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Effective August 10, 2018, the information under Hiring Sub-Advisors Without Shareholder Approval in the Management of the Funds section of the Prospectus is replaced in its entirety as follows:

Salient Management has ultimate responsibility, subject to oversight by the Board, to oversee sub-advisors. Salient Management and the Funds have received an exemptive order from the SEC which permits Salient Management and its affiliated advisors, subject to oversight of the Board, to recommend the hiring, termination and replacement of non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds, without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP FFT MoM 08102018

FORWARD FUNDS

Supplement dated August 10, 2018

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2018, as supplemented

IMPORTANT NOTICE REGARDING CHANGES TO HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Effective August 10, 2018, the first paragraph under Hiring Sub-Advisors Without Shareholder Approval in the Investment Advisory and Other Services section of the SAI is replaced in its entirety as follows:

Salient Management has ultimate responsibility, subject to oversight by the Board, to oversee sub-advisors. Salient Management and the Funds have received an exemptive order from the SEC which permits Salient Management and its affiliated advisors, subject to oversight of the Board, to recommend the hiring, termination and replacement of non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds, without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP FFT MoM SAI 08102018